Note 27 - Financial Instruments (Details Textual) $ in Thousands		12 Months Ended
	Feb. 01, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Total trade and other current receivables		$ 4,962	$ 3,425
Hedging gains (losses) for hedge of group of items with offsetting risk positions			(435)
Financial instruments designated as hedging instruments, at fair value		$ 0
Derivative contract for 15,000 ounces of Gold [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	15,000
Term of derivative contract	180 days
Average price of hedging instrument	1,050
Average price of hedging instrument, full participation	1,079
Hedging gains (losses) for hedge of group of items with offsetting risk positions			(435)
Hedge margin call deposit			$ 435
Derivative contract for 15,000 ounces of Gold [member] | Commodity price risk [member] | Fidelity Printers [member]
Statement Line Items [Line Items]
Average rate of hedging instrument		1.25%
Current [member]
Statement Line Items [Line Items]
Total trade and other current receivables		$ 0